Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Information about Certain Financial Assets and Liabilities

Information about certain of our financial assets and liabilities follows:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010

Selected financial assets measured at fair value on a recurring basis(a):
Trading securities(b)	$ 154	$ 173
Available-for-sale debt securities(c)	29,179	32,699
Available-for-sale money market funds(d)	1,370	1,217
Available-for-sale equity securities, excluding money market funds(c)	317	230
Derivative financial instruments in receivable positions(e):
Interest rate swaps	1,033	603
Foreign currency forward-exchange contracts	349	494
Foreign currency swaps	17	128

Total	32,419	35,544

Other selected financial assets(f):
Held-to-maturity debt securities, carried at amortized cost(c)	1,155	1,178
Private equity securities, carried as equity method or at cost(g)	1,020	1,134
Short-term loans, carried at cost(h)	51	467
Long-term loans, carried at cost(h)	381	299

Total	2,607	3,078

Total selected financial assets	$35,026	$38,622

Financial liabilities measured at fair value on a recurring basis(a):
Derivative financial instruments in a liability position(i):
Foreign currency swaps	$ 1,396	$ 623
Foreign currency forward-exchange contracts	355	257
Interest rate swaps	14	4

Total	1,765	884

Other financial liabilities(j):
Short-term borrowings, carried at historical proceeds, as adjusted(f), (k)	4,018	5,603
Long-term debt, carried at historical proceeds, as adjusted(l), (m)	34,931	38,410

Total	38,949	44,013

Total selected financial liabilities	$40,714	$44,897

(a)

Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value). All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except that included in available-for-sale equity securities, excluding money market funds, are $85 million as of December 31, 2011 and $105 million as of December 31, 2010 of investments that use Level 1 inputs in the calculation of fair value, and $25 million as of December 31, 2011 that use Level 3 inputs.

(b)	Trading securities are held in trust for legacy business acquisition severance benefits.
(c)	Gross unrealized gains and losses are not significant.
(d)

Includes approximately $625 million as of December 31, 2011 and December 31, 2010 of money market funds held in escrow to secure certain of Wyeth’s payment obligations under its 1999 Nationwide Class Action Settlement Agreement, which relates to litigation against Wyeth concerning its former weight-loss products, Redux and Pondimin.

(e)

Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $169 million and interest rate swaps with fair values of $8 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $326 million and foreign currency swaps with fair values of $17 million at December 31, 2010.

(f)

The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.

(g)	Our private equity securities represent investments in the life sciences sector.
(h)	Our short-term and long-term loans are due from companies with highly rated securities (Standard & Poor’s (S&P) ratings that are virtually all AA or better).
(i)

Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $123 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $186 million and foreign currency swaps with fair values of $93 million at December 31, 2010.

(j)	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
(k)	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
(l)	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
(m)	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The selected financial assets and liabilities are presented in our consolidated balance sheets as follows:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010

Assets
Cash and cash equivalents	$ 900	$ 906
Short-term investments	23,219	26,277
Short-term loans	51	467
Long-term investments and loans	9,457	9,747
Taxes and other current assets(a)	357	515
Taxes and other noncurrent assets(b)	1,042	710

Total	$35,026	$38,622

Liabilities
Short-term borrowings, including current portion of long-term debt	$4,018	$ 5,603
Other current liabilities(c)	459	339
Long-term debt	34,931	38,410
Other noncurrent liabilities(d)	1,306	545

Total	$40,714	$44,897

(a)

As of December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million) and, as of December 31, 2010, include foreign currency forward-exchange contracts ($494 million) and foreign currency swaps ($21 million).

(b)

As of December 31, 2011, derivative instruments at fair value include interest rate swaps ($1.0 billion) and foreign currency swaps ($17 million) and, as of December 31, 2010, include interest rate swaps ($603 million) and foreign currency swaps ($107 million).

(c)

At December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million) and, at December 31, 2010, include foreign currency forward-exchange contracts ($257 million), foreign currency swaps ($79 million) and interest rate swaps ($3 million).

(d)

At December 31, 2011, derivative instruments at fair value include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million) and, at December 31, 2010, include foreign currency swaps ($544 million) and interest rate swaps ($1 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The contractual maturities of the available-for-sale and held-to-maturity debt securities follow:

	YEARS
(MILLIONS OF DOLLARS)	WITHIN 1	OVER 1 TO 5	OVER 5 TO 10	TOTAL AS OF DECEMBER 31, 2011

Available-for-sale debt securities:
Western European, Scandinavian and other government debt	$ 9,895	$1,177	$ ––	$11,072
Corporate debt(a)	3,921	2,321	284	6,526
U.S. Government debt	5,431	––	257	5,688
Supranational debt	1,872	433	––	2,305
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	––	2,225	9	2,234
Western European and other government agency debt	1,101	253	––	1,354
Held-to-maturity debt securities:
Certificates of deposit and other	1,150	5	––	1,155

Total debt securities	$23,370	$6,414	$550	$30,334

(a)	Primarily issued by above-investment-grade institutions in the financial services sector.

Schedule of Long Term Debt

The components of our long-term debt follow:

		AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	MATURITY DATE	2011	2010

Senior unsecured notes:
6.20%(a)	March 2019	$ 3,248	$ 3,247
5.35%(a)	March 2015	3,069	3,000
7.20%(a)	March 2039	2,948	2,564
4.75% euro(b)	June 2016	2,583	2,665
5.75% euro(b)	June 2021	2,581	2,662
3.625% euro(b)	June 2013	2,392	2,466
6.50% U.K. pound(b)	June 2038	2,306	2,306
5.95%	April 2037	2,088	2,089
5.50%	February 2014	1,893	1,921
5.50%	March 2013	1,564	1,608
4.55% euro	May 2017	1,325	1,322
4.75% euro	December 2014	1,266	1,302
5.50%	February 2016	1,061	1,074
4.45%(c)	March 2012	––	3,543
Notes and other debt with a weighted-average interest rate of 5.28%(d)	2012–2018	2,302	2,342
Notes and other debt with a weighted-average interest rate of 6.51%(e)	2021–2036	3,440	3,464
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.48%(f)	2014-2016	865	835

Total long-term debt		$34,931	$38,410

Current portion not included above		$6	$ 3,502

(a)

Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(b)

Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.

(c)	At December 31, 2011, the note was called.
(d)	Contains debt issuances with a weighted-average maturity of approximately 5 years.
(e)	Contains debt issuances with a weighted-average maturity of approximately 18 years.
(f)	Contains debt issuances with a weighted-average maturity of approximately 4 years.

Schedule of Debt Maturities

Long-t	erm debt outstanding as of December 31, 2011 matures in the following years:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	AFTER 2016	TOTAL

Maturities	$3,964	$3,987	$3,074	$4,500	$19,406	$34,931

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

Information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk follows:

	AMOUNT OF GAINS/(LOSSES) RECOGNIZED IN OID(a), (b), (c)		AMOUNT OF GAINS/(LOSSES) RECOGNIZED IN OCI (EFFECTIVE PORTION)(a), (d)		AMOUNT OF GAINS/(LOSSES) RECLASSIFIED FROM OCI INTO OID (EFFECTIVE PORTION)(a), (d)
(MILLIONS OF DOLLARS)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010

Derivative Financial Instruments in Cash Flow Hedge Relationships
Foreign currency swaps	$ ––	$ ––	$ (496)	$(1,054)	$(243)	$(704)
Derivative Financial Instruments in Net Investment Hedge Relationships
Foreign currency swaps	7	(1)	(1,059)	(97)	––	––
Derivative Financial Instruments Not Designated as Hedges
Foreign currency forward-exchange contracts	(260)	(454)	––	––	––	––
Foreign currency swaps	106	20	––	––	––	––
Non-Derivative Financial Instruments in Net Investment Hedge Relationships
Foreign currency short-term borrowings	––	––	940	(241)	––	––
Foreign currency long-term debt	––	––	(41)	(91)	––	––
All other, net	15	1	(4)	(6)	4	2

Total	$(132)	$(434)	$ (660)	$(1,489)	$(239)	$(702)

(a)

OID = Other (income)/deductions––net, included in the income statement account, Other deductions—net. OCI = Other comprehensive income/(loss), included in the balance sheet account Accumulated other comprehensive loss.

(b)	Also includes gains and losses attributable to the hedged risk in fair value hedged relationships.
(c)	There was no significant ineffectiveness for any of the periods presented.
(d)

Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)–derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––currency translation adjustment and other.